                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Norwest Venture Partners VI, LP

Address:          245 Lytton Avenue, Suite 250

                  Palo Alto, CA  94301

Form 13F File Number:   28-06741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             George J. Still, Jr.

Title:            Authorized General Partner

Phone:            650/289-2228

Signature, Place, and Date of Signing:


/s/ George . Still, Jr.      Palo Alto, CA              February 13, 2002


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $98,758
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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Norwest Venture Partners VI, LP
FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.                        Common Stock   053499109     314     25,832  SH         SOLE               25,832     0       0
Chordiant Software, Inc.           Common Stock   170404107   3,334    421,472  SH         SOLE              421,472     0       0
Docent                             Common Stock   25608L106  24,885  7,850,254  SH         SOLE            7,850,254     0       0
Lucent Technologies, Inc.          Common Stock    54946107   1,953    309,995  SH         SOLE              309,995     0       0
Pegasus Corporation                Common Stock   705904100   3,242    311,466  SH         SOLE              311,466     0       0
PMC Sierra                         Common Stock   69344F106   1,829     86,019  SH         SOLE               86,019     0       0
SeeBeyond Technologies Corporation Common Stock   834040107  40,624  4,188,069  SH         SOLE            4,188,069     0       0
Via Net.Works                      Common Stock   925912107     301    291,928  SH         SOLE              291,928     0       0
Vignette Corporation               Common Stock   926734104  22,276  4,148,181  SH         SOLE            4,148,181     0       0
